Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-based compensation

ADBV Long-Term Incentive Plan

During 2008, the Company implemented a long-term incentive plan to reward employees for increases in the fair value of the Company’s stock subsequent to the date of grant. In accordance with this plan, in fiscal years 2008, 2009 and 2010 the Company granted units (called “CADs”) to certain employees, pursuant to which the employees are entitled to receive, when vested, a cash payment equal to the appreciation in fair value over the base value. During March 2015, the total amount of awards was vested. Exercisable outstanding awards at the date of termination are automatically settled by the Company. In April 2014, the Company communicated to its employees the three years expiration extension of ADBV Long-Term Incentive Plan outstanding units exercise right, without any change in the vesting period. Upon this resolution, units for which its exercise right was originally scheduled to expire in May, 2014 will expire in May, 2017, and units for which its exercise right was originally scheduled to expire in May, 2015 will expire in May, 2018. The employees affected by this resolution were 84. The total incremental compensation cost resulting from the modification for fiscal year 2015 and 2014 amounts to a gain of $511 and a loss of $149, respectively, which has been recorded under “General and administrative expenses”. As of December 31, 2015, the exercisable units were 664,775.

ADBV Long-Term Incentive Plan (continued)

The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The accrued liability is remeasured at the end of each reporting period until settlement. As of December 31, 2015, it amounts to $248 and is disclosed within "Accrued payroll and other liabilities" in the Company’s consolidated balance sheet.

Compensation expense is included within “General and administrative expenses” in the consolidated statement of income. As discussed in Note 12, the Company entered into a total equity return swap agreement, which matured on September 12, 2015, to minimize earnings volatility related to these awards. The adjustments to the value of the swap tended to minimize the adjustments to the carrying value of the ADBV Long-Term Incentive Plan liability derived from changes in the Company’s stock price, which were also recorded on “General and administrative expenses”. As a result, there was a reduction of the impact on the Company’s consolidated statement of income as from the effective date of the agreement.

Not including the impact of the total equity return swap agreement, compensation (benefit) expense for the fiscal years 2015, 2014 and 2013 amounted to $(449), $(3,772) and $1,875, respectively.

The Company recognized $99, $905 and $334 of related income tax expense during fiscal years 2015, 2014 and 2013, respectively.

2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This plan replaces ADBV Long-Term Incentive Plan discussed above, although the awards that have already been granted will remain outstanding until their respective termination dates. Like ADBV Long-Term Incentive Plan, the 2011 Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering.

The Company made a special grant of stock options and restricted share units in 2011 in connection with its initial public offering. Both types of special awards vest as follows: 1/3 on each of the second, third and fourth anniversaries of the grant date. The Company also made recurring grants of stock options and restricted share units in each of the fiscal years from 2011 to 2015 (for fiscal year 2015 only restricted share units). Both types of these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. For all grants, each stock option granted represents the right to acquire a Class A share at its grant-date fair market value, while each restricted share unit represents the right to receive a Class A share when vested. The exercise right for the stock options is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the seventh anniversary of the date of grant.

The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at the grant date. The following variables and assumptions have been used by the Company for purposes of measuring its stock options awards at 2014 and 2013 grant date (on the second quarter of each year):

2011 Equity Incentive Plan (continued)

	2014	2013
Grant-date stock price (i)	8.58	14.31
Weighted-average strike price	8.58	14.31
Expected volatility (ii)	35.5%	38.0%
Dividend yield	2.8%	1.7%
Risk-free interest rate	1.3%	1.0%
Expected term	4.1	5.0

(i)	Equal to the quoted market price per Class A share at market-closing of the date of grant.

(ii)	Based on implied volatility of the Company’s Class A shares.

The resulting value of stock options and restricted share units granted was $nil and $5,844, respectively, during fiscal year 2015, $491 and $2,723, respectively, during fiscal year 2014; $1,807 and 3,056, respectively, during the fiscal year 2013.

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense in the amount of $2,788, $6,163 and $5,782 during fiscal years 2015, 2014 and 2013, respectively, of which $210, $2,503 and $1,964 relates to the special awards granted in connection with the initial public offering. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income.

The Company recognized $(1,581), $678 and $88 of related income tax (expense) benefit during fiscal years 2015, 2014 and 2013, respectively.

Stock Options

The following table summarizes the activity of stock options during fiscal years 2015, 2014 and 2013:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2012	2,464,434	19.58	5.47
2013 annual grant	431,726	14.31	4.19
Forfeitures	(462,272)	19.97	5.41
Outstanding at December 31, 2013	2,433,888	18.57	5.26
2014 annual grant	247,475	8.58	1.98
Forfeitures	(130,528)	18.14	5.27
Outstanding at December 31, 2014	2,550,835	17.62	4.94
Forfeitures	(141,130)	16.54	5.02
Expired (i)	(383,811)	20.01	5.41
Outstanding at December 31, 2015	2,025,894	21.03	5.87
Exercisable at December 31, 2015	1,332,741	19.32	5.34

(i) As of December 31, 2015, Additional paid-in capital included $2,077 related to expired stock options.

2011 Equity Incentive Plan (continued)

Stock Options (continued)

The following table provides a summary of outstanding stock options at December 31, 2015:

	Vested		Non-vested (ii)	Total
Number of units outstanding	1,332,741	(i)	693,153	2,025,894
Weighted-average grant-date fair market value per unit	5.34		3.88	5.87
Total grant-date fair value	7,123		2,687	9,810
Weighted-average accumulated percentage of service	100		76.5	94.7
Stock-based compensation recognized in Additional paid-in capital	7,123		2,056	9,179
Compensation expense not yet recognized (iii)	—		631	631

(i)	Related to exercisable awards.

(ii)	Related to awards that will vest between fiscal years 2016 and 2019.

(iii)	Expected to be recognized in a weighted-average period of 2.4 years.

Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2015, 2014 and 2013:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2012	1,224,761	20.02
2013 annual grant	213,600	14.31
Partial vesting of 2011 grant	(338,014)	21.20
Forfeitures	(158,279)	19.70
Outstanding at December 31, 2013	942,068	18.36
2014 annual grant	317,351	8.58
Partial vesting of 2011 grant	(274,314)	21.20
Partial vesting of 2012 grant	(74,303)	14.35
Forfeitures	(47,947)	15.11
Outstanding at December 31, 2014	862,855	14.38
2015 annual grant	923,213	6.33
Partial vesting of 2011 grant	(222,781)	21.20
Partial vesting of 2012 grant	(31,772)	14.35
Partial vesting of 2013 grant	(68,300)	14.31
Forfeitures	(233,005)	9.88
Outstanding at December 31, 2015	1,230,210	7.96
Exercisable at December 31, 2015	—	—

As of December 31, 2015, all Class A Shares were issued. Hence, the accumulated compensation expense related to partial vesting was reclassified from "Additional paid-in capital" to "Common stock".

2011 Equity Incentive Plan (continued)

Restricted Share Units (continued)

The following table provides a summary of outstanding restricted share units at December 31, 2015:

Number of units outstanding (i)	1,230,210
Weighted-average grant-date fair market value per unit	7.96
Total grant-date fair value	9,792
Weighted-average accumulated percentage of service	44.7%
Stock-based compensation recognized in Additional paid-in capital	4,376
Compensation expense not yet recognized (ii)	5,416

(i)	Related to awards that will vest between fiscal years 2016 and 2020.

(ii)	Expected to be recognized in a weighted-average period of 4.0 years.